Expense Example - U.S. Socially Responsible Fund - U.S. Socially Responsible Fund	May 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 456